Financial Risk Management - Narrative (Details)	12 Months Ended
	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 6,771,000	€ 44,090,000
Number of large institutions at which substantially all entity's cash and cash equivalents are held	3
Currency risk
Disclosure of detailed information about borrowings [line items]
Foreign Currency Denominated Receivables And Trade Payable Minimum Term	30 days
Foreign Currency Denominated Receivables And Trade Payable Maximum Term	45 days
United States of America, Dollars | Currency risk
Disclosure of detailed information about borrowings [line items]
Net assets and liabilities denominated in U.S. dollars	€ 5,853,000	32,213,000
Percentage of reasonably possible weakening of foreign currency	10.00%
Increase in net loss from reasonably possible weakening of foreign currency	€ (585,000)	(3,221,000)
Percentage of reasonably possible strengthening of foreign currency	10.00%
Past due or impaired
Disclosure of detailed information about borrowings [line items]
Financial assets	€ 0
Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 6,771,000	€ 44,090,000